united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23764

AOG Institutional Fund

(Exact name of registrant as specified in charter)

11911 Freedom Drive, Suite 730, Reston, VA 20190

(Address of principal executive offices) (Zip code)

Peter Sattelmair

11911 Freedom Drive, Suite 730, Reston, VA 20190

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-757-8020

Date of fiscal year end: 9/30

Date of reporting period: 3/31/24

ITEM 1. REPORTS TO SHAREHOLDERS.

(a)       Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

AOG Institutional Fund

(Formerly AOG Institutional Diversified Fund)

Semi-Annual Report

March 31, 2024

(Unaudited)

TABLE OF CONTENTS

Portfolio Review (Unaudited)	Page 1
Schedule of Investments	Page 2
Statement of Assets and Liabilities	Page 4
Statement of Operations	Page 5
Statement of Changes in Net Assets	Page 6
Statement of Cash Flows	Page 7
Financial Highlights	Page 8
Notes to Financial Statements	Page 9
Notice of Privacy Policy (Unaudited)	Page 21

AOG Institutional Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2024

The Fund’s performance figures* for the periods ended March 31, 2024, compared to its benchmark:

			Annualized
			Since Inception
	Six Months	One Year	(12/31/2021)
AOG Institutional Fund	2.82%	5.49%	3.19%
S&P 500 Total Return Index (a)	23.48%	29.88%	6.14%

(a)	The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses. Investors cannot invest directly in an index.

*	The performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost. Total returns are calculated using the traded NAV as of March 31, 2024. The returns shown assume reinvestment of all distributions, and do not reflect the deduction of taxes that shareholder would pay on Fund distributions or on the redemption of Fund shares. Past performance is no guarantee of future results. Please read the Fund’s Prospectus carefully before investing. For performance information current to the most recent month-end, please call 1-877-600-3573.

Holdings By Asset Class as of March 31, 2024	% of Net Assets
Private Debt and Credit Investments	32.9%
Closed-End Funds	26.5%
Private Equity and Venture Capital Investments	20.2%
Loans	12.6%
Private Real Estate Investment Trusts	4.0%
Short-Term Investments	5.3%
Liabilities in excess of Other Assets	(1.5)%
100.0%

Please refer to the Schedule of Investments in this semi-annual report for a detailed listing of the Fund’s holdings.

AOG Institutional Fund
Schedule of Investments (Unaudited)
March 31, 2024

Shares		Fair Value
	CLOSED-END FUNDS - 26.5%
	DEBT AND CREDIT FUNDS - 12.2%
88,214	Apollo Diversified Credit Fund, Class I (a)	$1,923,942
243,013	Carlyle Tactical Private Credit Fund, Class N (a)	2,072,904
79,558	CION Ares Diversified Credit Fund, Class I (a)	2,015,999
185,529	Cliffwater Enhanced Lending Fund, Class I (a)	1,985,158
		7,998,003
	PRIVATE EQUITY FUNDS - 13.0%
129,443	Ares Landmark Private Markets Fund, Institutional Class (a)(c)	3,918,253
46,200	Stepstone Private Markets Fund, Class I (a)(c)	2,425,061
2,753	The Private Shares Fund, Class I (a)(c)	110,335
72,952	Variant Alternative Income Fund, Institutional Class (a)	2,063,072
		8,516,721
	REAL ESTATE FUNDS - 1.3%
9,989	Bluerock Total Income+ Real Estate Fund, Class I (a)	287,386
30,122	Brookfield Real Assets Income Fund, Inc.	389,176
30,292	CBRE Global Real Estate Income Fund	162,971
1,735	KKR Real Estate Select Trust, Inc., Class I (a)	45,233
		884,766

	TOTAL CLOSED-END FUNDS (Cost - $16,656,146)	17,399,490

	PRIVATE DEBT AND CREDIT INVESTMENTS - 32.9%
	BUSINESS DEVELOPMENT COMPANIES - 10.1%
84,842	Apollo Debt Solutions BDC, Class I (a)	2,093,042
95,585	Barings Private Credit Corporation, Investor Class (a)(d)	1,997,720
71,596	Carlyle Secured Lending III (a)(d)	1,516,404
40,984	HPS Corporate Lending Fund, Class I (a)	1,034,836
		6,642,002
	PRIVATE DEBT AND CREDIT FUNDS - 22.8%
1	Baring Real Estate Debt Income Fund, LP, Investor Class (a)(b)(d)	1,899,549
1	GEMS FUND 6, LP(a)(b)(d)	1,750,000
1	LEONID Credit Income Fund, LP (a)(d)(e)	4,893,215
4,000	PayJoy Asset Fund LLC, Class B (a)(d)(e)	4,000,000
1	PG-AOGFX BVS CC SIDE CAR, LLC(a)(d)(e)	2,400,000
1	Tiverton AgriFinance III(b)(c)(d)	17,335
		14,960,099

	TOTAL PRIVATE DEBT AND CREDIT INVESTMENTS (Cost - $21,549,549)	21,602,101

	PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS - 20.2%
	PRIVATE EQUITY AND VENTURE CAPITAL FUNDS - 11.9%
1	Alpha Partners Fund III, LP (a)(b)(c)(d)	320,818
1	iCapital Carlyle Direct Access II, LP (a)(b)(c)(d)	1,154,133
1	Mercer Private Investments Partners VII, LP (a)(b)(c)(d)	4,083,344
146,365	Pomona Investment Fund, Class I (a)(c)	2,248,159
		7,806,454
	PORTFOLIO COMPANIES - 8.3%
1	Alpha Sentinel Associates, LLC, Series I (a)(c)(d)(e)	483,092
153,850	Aspiration Partners, Inc. (a)(c)(d)(e)	1,736,966
1	ICON Ark Co-Investment LP (a)(b)(c)(d)	871,634
5	PMG Legal LLC (a)(c)(d)(e)	500,000
1	Preservation Capital Partners Strategic Opportunities I LP (a)(c)(d)(e)	1,846,588
		5,438,280

	TOTAL PRIVATE EQUITY AND VENTURE CAPITAL INVESTMENTS (Cost - $11,743,962)	$13,244,734

See accompanying notes to financial statements.

AOG Institutional Fund
Schedule of Investments (Unaudited)(Continued)
March 31, 2024

Shares		Fair Value
	PRIVATE REAL ESTATE INVESTMENT TRUSTS - 4.0%
105,419	Arctrust III, Inc. (a)(d)(e)	$1,257,917
107,660	Cottonwood Communities (a)	1,379,507
1,160	Starwood NAV REIT (a)	26,790
	TOTAL PRIVATE REAL ESTATE INVESTMENT TRUSTS (Cost - $2,862,778)	2,664,214

Principal		Rate (%)	Maturity
	LOANS - 12.6%
$2,500,000	Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC (Series 33) (a)(e)	15.47	10/31/2024	2,500,000
1,500,000	Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC, SPR1 (a)(e)	16.38	11/28/2024	1,500,000
1,900,000	Cadence Group Platform, LLC DBA Percent Technologies Platform, LLC (Series 38) (a)(e)	15.24	3/27/2025	1,900,000
2,555,556	Icon Ark GP, LLC (a)(d)(e)	8.00	3/31/2025	2,354,138
	TOTAL LOANS (Cost - $8,200,000)			8,254,138

Shares
	SHORT-TERM INVESTMENT - 5.3%
	MONEY MARKET FUND - 5.3%
3,463,853	Federated Hermes U.S. Treasury Cash Reserves - Institutional Class, 5.17% (Cost - $3,463,853)(f)	3,463,853

	TOTAL INVESTMENTS - 101.5% (Cost $64,476,288)	$66,628,530
	LIABILITIES IN EXCESS OF OTHER ASSETS - (1.5)%	(966,408)
	NET ASSETS - 100.0%	$65,662,122

BDC -	Business Development Company

LLC -	Limited Liability Company

LP -	Limited Partnership

REIT -	Real Estate Investment Trust

(a)	Illiquid security. See Note 2.

(b)	Investment is valued using net asset value per share (or its equivalent) as a practical expedient (see Note 2 for respective investment strategies, unfunded commitments and

(c)	Non-income producing security.

(d)	Denotes an illiquid and restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. The total of these illiquid and restricted securities represents 50.38% of Net Assets. The total value of these securities is $33,082,853 (see Note 2).

(e)	Level 3 security fair valued using significant unobservable inputs (see Note 2).

(f)	Represents seven day yield as of March 31, 2024.

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2024

Assets:
Total Investments, at Cost	$64,476,288
Total Investments, at Value	$66,628,530
Cash	43,967
Dividends and Interest Receivable	819,775
Deferred offering costs	13,798
Prepaid Expenses and Other Assets	80,802
Total Assets	67,586,872

Liabilities:
Payable for Fund Shares Redeemed	1,808,313
Accrued advisory fees	84,565
Accrued audit fees	17,408
Accrued professional fees	5,968
Accrued fund accounting fees	5,006
Accrued trustee fees	1,984
Other accrued expenses	1,506
Total Liabilities	1,924,750

Net Assets	$65,662,122
Total Shares of Beneficial Interest Outstanding
($0 par value, unlimited shares authorized)	4,139,695

Net Asset Value and Offering Price Per Share
(Net assets / Total shares of beneficial interest outstanding)	$15.86

Composition of Net Assets:
Paid-in-Capital	$62,975,882
Accumulated Earnings	2,686,240
Net Assets	$65,662,122

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENT OF OPERATIONS (Unaudited)
For The Six Months Ended March 31, 2024

Investment Income:
Dividend Income	$1,837,648
Interest Income	547,681
Total Investment Income	2,385,329

Fund Expenses:
Investment Advisory Fees	482,120
Administration Fees	96,431
Offering costs	87,446
Legal Fees	66,976
Chief Compliance Officer and Chief Financial Officer Fees	59,048
Fund Accounting Fees	30,393
Transfer Agent Fees	30,358
Audit Fees	25,408
Trustees’ Fees	16,869
Printing Expenses	15,651
Custody Fees	4,580
Registration & Filing Fees	2,265
Miscellaneous Expenses	15,792
Total Expenses	933,337
Net Investment Income	1,451,992

Net Realized and Unrealized Gain/(Loss) on Investments:
Net Realized Loss on Investments	(637,055)
Net Realized Loss on Currency Translations	(6,479)
Distributions of Realized Gains by Underlying Investments	76,782
Net Realized Loss	(566,752)

Net Change in Unrealized Appreciation on Investments	994,609

Net Realized and Unrealized Gain on Investments	427,857

Net Increase in Net Assets Resulting From Operations	$1,879,849

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended	Year Ended
	March 31, 2024	September 30,
	(Unaudited)	2023
Operations:
Net Investment Income	$1,451,992	$433,482
Net Realized Loss on Investments and Currency Translations	(643,534)	(81,120)
Distributions of Realized Gains by Underlying Investments	76,782	148,652
Net Change in Unrealized Appreciation on Investments	994,609	750,609
Net Increase in Net Assets Resulting From Operations	1,879,849	1,251,623

Distributions to Shareholders From:
Distributions Paid from Earnings	(341,223)	(320,669)
Return of Capital	—	(272,884)
Total Distributions to Shareholders	(341,223)	(593,553)

Beneficial Interest Transactions:
Proceeds from Shares Issued	3,566,036	17,392,000
Distributions Reinvested	3,453	6,242
Cost of Shares Redeemed	(2,336,922)	(4,616,345)
Net Increase in Net Assets Resulting From Beneficial Interest Transactions	1,232,567	12,781,897

Net Increase in Net Assets	2,771,193	13,439,967

Net Assets:
Beginning of Year/Period	62,890,929	49,450,962
End of Year/Period	$65,662,122	$62,890,929

Share Activity:
Shares Issued	228,774	1,140,001
Shares Reinvested	225	411
Shares Redeemed	(147,866)	(299,957)
Net Increase in Total Shares Outstanding	81,133	840,455

See accompanying notes to financial statements.

AOG Institutional Fund
STATEMENT OF CASH FLOWS (Unaudited)
For The Six Months Ended March 31, 2024

Cash Flows From Operating Activities:
Net Increase in Net Assets Resulting From Operations	$1,879,849
Adjustments to Reconcile Net Increase in Net Assets Resulting From Operations to Net Cash Used for Operating Activities:
Purchases of Long-Term Portfolio Investments	(24,668,115)
Proceeds From Sale of Long-Term Portfolio Investments	13,614,569
Return of Capital Payments	(4,162,499)
Net Short Term Investment Sales	15,531,201

Net Realized Loss on Investments and Currency Translations	643,534
Distributions of Realized Gains by Underlying Investment Companies	(76,782)
Change in Unrealized Appreciation on Investments	(994,609)
Net Accretion of Discounts	(167,404)

Changes in Assets and Liabilities:
(Increase)/Decrease in Assets:
Receivable for Securities Sold	997,621
Dividends and Interest Receivable	(418,716)
Deferred Offering Costs	116,669
Prepaid Expenses and Other Assets	(74,527)
Increase/(Decrease) in Liabilities:
Accrued Advisory Fees	3,947
Accrued Audit Fees	(27,592)
Accrued Legal Fees	(47,820)
Payable for Fund Shares Redeemed	(2,808,032)
Accrued offering costs	(151,722)
Accrued Fund Accounting Fees	5,006
Accrued Trustee Fees	1,984
Accrued Professional Fees	(4,449)
Accrued Miscellaneous Fees	(39,490)
Net Cash Used for Operating Activities	(847,377)

Cash Flows From Financing Activities:
Proceeds from Shares Issued	3,566,036
Payment on Shares Redeemed	(2,336,922)
Cash Distributions Paid to Shareholders, Net of Reinvestments	(337,770)
Net Cash Provided by Financing Activities	891,344

Net Increase in Cash	43,967
Cash at Beginning of Year	—
Cash at End of Year	$43,967

Supplemental Disclosure of Non-Cash Activity:
Non-cash Financing Activities not Included Above Consists of Reinvestment of Distributions	$3,453

See accompanying notes to financial statements.

AOG Institutional Fund
FINANCIAL HIGHLIGHTS

The table below sets forth financial data for one share of beneficial interest outstanding throughout each year/period.

	Six Months Ended		Year Ended	Period Ended
	March 31, 2024		September 30,	September 30,
	(Unaudited)		2023	2022*

Net Asset Value, Beginning of Year/Period	$15.50		$15.37	$15.00
Income From Operations:
Net investment income/(loss) (a)	0.35		0.12	(0.06)
Net gain from investments (both realized and unrealized)	0.09		0.16	0.43
Total from operations	0.44		0.28	0.37
Less Distributions:
From net investment income	(0.08)		(0.08)	—
From return of capital	—		(0.07)	—
Total Distributions	(0.08)		(0.15)	—
Net Asset Value, End of Year/Period	$15.86		$15.50 (d)	$15.37	(d)
Total Return (b, d)	2.88	% (c)	1.86%	2.47	% (c)
Ratios/Supplemental Data
Net assets, end of year/period (in 000’s)	$65,662		$62,891	$49,451
Ratio of Expenses to Average Net Assets	2.88	% (e)	2.89%	2.65	% (e)
Ratio of Expenses to Average Net Assets (excluding waivers)	2.88	% (e)	2.89%	2.71	% (e)
Ratio of Net Investment Income/(Loss) to Average Net Assets	4.49	% (e)	0.77%	(0.49	)% (e)
Portfolio turnover rate	26	% (c)	43%	7	% (c)

*	The AOG Institutional Fund commenced operations on December 31, 2021.

(a)	Per share amounts are calculated using the average shares method, which appropriately presents the per share data for the year/period.

(b)	Total returns are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any.

(c)	Not Annualized.

(d)	Includes adjustments made in accordance with accounting principles generally accepted in the United States and consequently, the net asset value for financial statement purposes and the returns based upon those net assets may differ from the net asset values and returns used for shareholder processing.

(e)	Annualized.

See accompanying notes to financial statements.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2024

1.	ORGANIZATION

The AOG Institutional Fund (the “Fund”) is a Delaware statutory trust registered under the 1940 Act as a non-diversified, closed-end management investment company. The Fund commenced operations on December 31, 2021.

In pursuing the Fund’s investment objective, AOG Wealth Management (the “Adviser”), will seek to achieve the Fund’s investment objective in income-producing assets and assets selected for long-term capital appreciation. The Adviser intends to invest the Fund’s assets primarily in portfolio investments, including a mix of liquid, traditional equity and fixed income investments as well as liquid, alternative and non-traditional investments (collectively, “Portfolio Investments”) . In general, the Fund’s Portfolio Investments are expected to include the following types of investments, both liquid and illiquid: (i) alternative investment funds, including privately offered pooled investment vehicles and publicly offered funds; such as interval funds, tender offer funds, and business development companies that are offered in public offerings or private placements to investors that meet certain suitability standards (collectively, “Investment Funds”), (ii) direct investments in U.S. and non-U.S. equity and fixed income assets which may be substantially similar to those made by Investment Funds, including, but not limited to, notes, bonds, and asset-backed securities, made in co-investment transactions with such Investment Funds; (iii) REITs and other real estate investments; (iv) energy and natural resource investments, including, but not limited to MLPs, oil and gas funds and other energy and natural resource funds; (v) commodity investments, including, but not limited to, commodity pools and precious metals; (vi) absolute return investments, including but not limited to, to managed futures funds, hedge funds and other absolute return investment vehicles; and (vii) U.S. and non-U.S. equity investments, without limitation on an issuer’s capitalization size or specific markets or sectors. The investment objective of the Fund is non-fundamental and, therefore, may be changed without the approval of the Shareholders The financial statements of the Master Fund, including the Schedule of Investments, are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standard Update (“ASU”) 2013-08.

Net Asset Value Determination – The Fund calculates its Net Asset Value (“NAV”) as of the close of each business day effective August 25, 2023, each date that Shares are offered or repurchased, as of the date of any distribution and at such other times as the Board of Trustees (the “Board”) shall determine (each, a “Determination Date”). In determining its NAV, the Fund values its investments as of the relevant Determination Date. The NAV of each Fund equals the value of the total assets of the Fund, less all of its liabilities, including accrued fees and expenses, each determined as of the relevant Determination Date.

Valuation of Investments – The Adviser oversees the valuation of the Fund’s investments. The Board has approved valuation procedures for the Fund (the “Valuation Procedures”).

The Valuation Procedures provide that the Fund will value its investments in Investment Funds and direct private equity investments at fair value. The fair value of such investments as of each Determination Date ordinarily will be the capital account value of the Fund’s interest in such investments as provided by the relevant Investment Fund manager as of or prior to the relevant Determination Date; provided that such values will be adjusted for any other relevant information available at the time the Fund values its portfolio, including capital activity and material events occurring between the reference dates of the Investment Fund manager’s valuations and the relevant Determination Date.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The valuation of each of the Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act and in conjunction with FASB’s Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures (“ASC 820- 10”). A meaningful input in the Fund’s Valuation Procedures will be the valuations provided by the Investment Fund managers. Specifically, the value of the Fund’s investment in Investment Funds generally will be valued using the “practical expedient,” in accordance with ASC 820-10, based on the valuation provided to the Adviser by the Investment Fund in accordance with the Investment Fund’s own valuation policies. Generally, Investment Fund managers value investments of their Investment Funds at their market price if market quotations are readily available. In the absence of observable market prices, Investment Fund managers value investments using valuation methodologies applied on a consistent basis. For some investments little market activity may exist. The determination of fair value by Investment Fund managers is then based on the best information available in the circumstances and may incorporate management’s own assumptions and involves a significant degree of judgment, taking into consideration a combination of internal and external factors, including the appropriate risk adjustments for nonperformance and liquidity risks. Investments for which market prices are not observable include private investments in the equity of operating companies, real estate properties or certain debt positions.

Market quotations will not be readily available for most of the Fund’s investments. To the extent the Fund holds securities or other instruments that are not investments in Investment Funds or direct private equity investments, the Fund will generally value such assets as described below.

Equity Securities – Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. Eastern Time if such exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Money Market Securities and other Debt Securities – If available, money market securities and other debt securities are priced based upon valuations provided by recognized independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Such methodologies generally consider such factors as security prices, yields, maturities, call features, ratings and developments relating to specific securities in arriving at valuations. Money market securities and other debt securities with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. If such prices are not available or determined to not represent the fair value of the security as of the Fund’s pricing time, the security will be valued at fair value as determined in good faith using methods approved by the Board.

Valuation of Fund of Funds – The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Exchange-Traded Funds – The Fund may invest in exchange-traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities. The Fund may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Fair Value Procedures – Securities for which market prices are not “readily available” or which cannot be valued using the methodologies described above are valued in accordance with Fair Value Procedures established by the Board and implemented through the Fair Value Pricing Committee established by the Board. The members of the Fair Value Pricing Committee report, as necessary, to the Board regarding portfolio valuation determinations. The Board, from time to time, will review these methods of valuation and will recommend changes which may be necessary to ensure that the investments of the Fund are valued at fair value.

Some of the more common reasons that may necessitate a security being valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; trading of the security is subject to local government-imposed restrictions; or a significant event with respect to a security has occurred after the close of the market or exchange on which the security principally trades and before the time the Fund calculates NAV. When a security is valued in accordance with the Fair Value Procedures, the Fair Value Pricing Committee will determine the value after taking into consideration relevant information reasonably available to the Fair Value Pricing Committee.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of March 31, 2024 for the Fund’s assets measured at fair value:

				Investments
				Valued at
Assets	Level 1	Level 2	Level 3	NAV*	Total
Closed End Funds	$13,481,237	$3,918,253	$—	$—	$17,399,490
Private Debt and Credit Investments	—	6,642,002	11,293,215	3,666,884	21,602,101
Private Equity and Venture Capital Investments	—	2,248,159	4,566,646	6,429,929	13,244,734
Private Real Estate Investment Trusts	—	1,406,297	1,257,917	—	2,664,214
Loans	—	—	8,254,138	—	8,254,138
Short-Term Investment	3,463,853	—	—	—	3,463,853
Total	$16,945,090	$14,214,711	$25,371,916	$10,096,813	$66,628,530

*	Investments valued using NAV as the practical expedient, an indicator of fair value, are listed in a separate column to permit reconciliation to totals presented on the Statement of Assets and Liabilities.

There were no transfers into or out of Levels 2 or 3 during the six months ended March 31, 2024.

The following table is a reconciliation of assets in which Level 3 inputs were used in determining value:

			Proceeds from		Change in
			sales and		unrealized				Unrealized
	Beginning	Cost of	principal	Net realized	appreciation/	Transfers into	Transfers out of	Ending Balance	Appreciation/
	Balance	purchases	paydowns	loss	(depreciation)	Level 3	Level 3	3/31/24	(Depreciation)
Investments
Private Real Estate Investment Trusts	$1,097,691	$—	$—	$—	$160,226	$—	$—	$1,257,917	$257,917
Private Debt and Credit Investments	6,000,000	5,400,000	—	—	(106,785)	—	—	11,293,215	(156,785)
Private Equity and Venture Capital Investments	2,720,059	1,665,986	—	—	180,601	—	—	4,566,646	900,635
Loans	1,500,000	8,600,000	(1,898,233)	(1,767)	54,138	—	—	8,254,138	54,138
Total Investments	$11,317,750	$15,665,986	$(1,898,233)	$(1,767)	$288,180	$—	$—	$25,371,916	$1,055,905

The following table is a summary of the valuation techniques and unobservable inputs used in the fair value measurements as of March 31, 2024:

Investment Type	Fair Value as of 3/31/2024	Valuation Technique(s)	Unobservable Input(s)	Single Input or Range of Inputs
Loans	$8,254,138	Cost Approach	Transaction Price	N/A
		Market Approach	Daily Valuation Adjustment	N/A
Portfolio Companies	4,566,646	Market Approach	General Partner Net Asset Value	N/A
		Market Approach Equity Valuation Analysis	Revenue Multiples	1.80x-2.00x (1.90x)
		Cost Approach	Transaction Price	N/A
Private Debt and Credit Funds	11,293,215	Market Approach	General Partner Net Asset Value	N/A
		Cost Approach	Transaction Price	N/A
Private Real Estate Investment Trusts	1,257,917	Index Application	General Partner Net Asset Value with application of factor adjusted public index	N/A
Total	$25,371,916

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

As of March 31, 2024, the Fund had unfunded commitments and/or contingencies for the below listed securities:

The following is the fair value measurement of investments that are measured at NAV per share (or its equivalent) as a practical expedient:

			Unfunded	Redemption
Investment in Securities(a)	Investment Strategy	Fair Value	Commitments	Frequency	Notice Period (In Days)
Alpha Partners Fund III, LP	Private Equity	$320,818	620,000	NA	NA
Barings Real Estate Debt Income Fund	Private Debt/Credit	1,899,549	100,451	Quarterly, after 3 year lock up	90
GEMS Fund 6, LP	Private Debt/Credit	1,750,000	3,250,000	NA	NA
iCapital Carlyle Direct Access II, LP	Private Equity	1,154,133	833,409	NA	NA
ICON ARK Co-Investment LP	Private Equity	871,634	—	NA	NA
Mercer Private Investments Partners VII, LP	Private Equity	4,083,344	1,146,647	NA	NA
Tiverton AgriFinance III(b)	Private Debt/Credit	17,335	10,000,000	NA	NA
		$10,096,813	$15,950,507

(a)	Refer to the Schedule of Investments for classifications of individual securities.

(b)	As of March 31, 2024, $10,000,000 has been committed for this investment but has not yet been funded by the Fund.

Restricted Securities – Restricted securities are securities that may be resold only upon registration under federal securities laws or in transactions exempt from such registration. In some cases, the issuer of restricted securities has agreed to register such securities for resale, at the issuer’s expense either upon demand by the Fund or in connection with another registered offering of the securities. Many restricted securities may be resold in the secondary market in transactions exempt from registration. Such restricted securities may be determined to be liquid under criteria established by the Board. The restricted securities may be valued at the price provided by dealers in the secondary market or, if no market prices are available, the fair value as determined in good faith in accordance with the Fund’s Pricing and Fair Valuation policies. The Portfolio Funds generally are restricted securities that are subject to substantial holding periods and are not traded in public markets, so that the Fund may not be able to resell some of its investments for extended periods, which may be several years.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Additional Information on each restricted investment held by the Fund on March 31, 2024 is as follows:

Security Description	Acquisition Date	Cost	Value	% of Net Assets
Alpha Partners Fund III, LP	4/11/2022	$380,000	$320,818	0.49%
Alpha Sentinel Associates, LLC, Series I	9/28/2023	500,000	483,092	0.74%
Arctrust III, Inc.	3/15/2022	1,000,000	1,257,917	1.92%
Aspiration Partners, Inc.	6/30/2023	1,000,025	1,736,966	2.65%
Baring Real Estate Debt Income Fund, LP Investor Class	3/27/2024	1,899,549	1,899,549	2.89%
Barings Private Credit Corporation, Investor Class	5/2/2022	2,000,000	1,997,720	3.04%
Carlyle Secured Lending III	1/27/2023	1,450,000	1,516,404	2.31%
GEMS FUND 6, LP	3/27/2024	1,750,000	1,750,000	2.67%
iCapital Carlyle Direct Access II, LP	10/14/2022	1,178,771	1,154,133	1.76%
ICON Ark Co-Investment LP	5/24/2023	505,888	871,634	1.33%
Icon Ark GP, LLC	10/31/2023	2,300,000	2,354,138	3.59%
LEONID Credit Income Fund, Class I	2/16/2024	5,000,000	4,893,215	7.45%
Mercer Private Investments Partners VII, LP	7/21/2023	3,853,353	4,083,344	6.22%
PayJoy Asset Fund LLC, Class B	7/15/2023	4,050,000	4,000,000	6.09%
PG-AOGFX BVS CC SIDE CAR, LLC	3/6/2024	2,400,000	2,400,000	3.66%
PMG Legal LLC	7/19/2023	500,000	500,000	0.76%
Preservation Capital Partners Strategic Opportunities I LP	11/2/2023	1,665,986	1,846,588	2.81%
Tiverton AgriFinance III	N/A	—	17,335	0.03%
		$31,433,572	$33,082,853	50.38%

Security Transactions and Investment Income – Investment security transactions are accounted for on a trade date basis. Realized gains and losses from sales of securities are based upon the specific identification method for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

Expenses – The Fund, and therefore, the Shareholders, bear all expenses incurred in the business of the Fund, and, through its investment in the Master Fund, a pro-rata portion of the operating expenses of the Master Fund. Additionally, the Fund bears certain ongoing offering costs associated with the Fund’s continuous offering of shares. In connection with the Fund’s operations as an Interval Fund, the outstanding liabilities of the Master Fund have been transferred to the Fund.

Offering Costs – In connection with the conversion of the Fund to an Interval Fund structure, certain offering costs were incurred. These offering costs will be amortized on a straight-line basis over the first twelve months of the Interval Fund’s operations. Offering costs consist primarily of legal fees in connection with the preparation of the registration statement and related filings. As of March 31, 2024, the total offering costs expensed were $87,446.

Federal Income Taxes – The Fund intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and, if so qualified, will not be liable for federal income taxes to the extent all earnings are distributed to Shareholders on a timely basis. Therefore, no federal income tax provision has been recorded.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions for the open tax year ended September 30, 2022, or is expected to be taken on returns filed for the year ended September 30, 2023. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended September 30, 2023, the Fund did not incur any interest or penalties. The Fund identifies its major tax jurisdictions as U.S. federal and foreign jurisdictions where the Fund makes significant investments; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Distributions to Shareholders – Distributions from investment income, if any, are declared and paid quarterly and are recorded on the ex-dividend date. Distributions from net realized capital gains, if any, are declared and paid at least annually and are recorded on the ex-dividend date. The character of income and gains to be distributed is determined in accordance with income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or NAV per share of the Fund.

Indemnification – In the normal course of business the Fund will enter into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. The Fund’s maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Fund. Based on experience, the Adviser is of the view that risk of loss to the Fund in connection with the Fund’s indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Fund.

3.	CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Fund’s officers and the Board for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

The Fund is required to provide financial support in the form of investment commitments to certain investees as part of the conditions for entering into such investments. As of March 31, 2024, the Fund had unfunded commitments in the amount of $18,920,731. At March 31, 2024, the Fund reasonably believes its assets will provide adequate cover to satisfy all its unfunded commitments.

The Fund’s unfunded commitments as of March 31, 2024 are as follows:

Investments	Fair Value	Unfunded Commitment
Carlyle Secure Lending III	$1,516,404	$550,000
Leonid Opportunities Fund I, LP	4,893,215	500,000
PG-AOGFX BVS CC Side Car LLC	2,400,000	1,600,000
Preservation Capital Partners Strategic Opportunities I LP	1,846,588	320,224
Investments valued at NAV as a practical expedient(a)	10,096,813	15,950,507
	$20,753,019	$18,920,731

(a)	See Note 2 for investments valued at NAV as a practical expedient.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

4.	AGREEMENTS

Investment advisory services are provided to the Fund by the Adviser pursuant to an investment advisory agreement entered into between the Fund and the Adviser (the “Investment Advisory Agreement”. Effective November 16, 2022, and pursuant to the Investment Advisory Agreement, the Fund pays the Adviser a fee (the “Management Fee”), accrued daily and payable monthly, at the annual rate of 1.49% of the Fund’s average daily Managed Assets. Prior to November 16, 2022, the Fund paid the Adviser a management fee accrued daily and payable monthly, at the annual rate of 0.50% of the Fund’s average daily Managed Assets. “Managed Assets” means the total assets of the Fund (including any assets attributable to money borrowed for investment purposes) minus the sum of the Fund’s accrued liabilities (other than money borrowed for investment purposes) and calculated before giving effect to any repurchase of shares on such date. The Management Fee is paid to the Adviser out of the Fund’s assets and, therefore, decreases the net profits or increases the net losses of the Fund.

The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Fund Operating Expenses (defined below) incurred by the Fund from exceeding 2.95% of the Fund’s average daily net assets until January 29, 2025 (the “Initial Term Date”). “Fund Operating Expenses” are defined to include all expenses incurred in the business of the Fund, provided that the following expenses (“excluded expenses”) are excluded from the definition of Fund Operating Expenses: (i) any class-specific expenses (including distribution and service (12b-1) fees and shareholder servicing fees), (ii) Nasdaq Fund Secondaries expenses, if the Fund elects to utilize Nasdaq Fund Secondaries in a given year, (iii) any acquired fund fees and expenses, (iv) short sale dividend and interest expenses, and any other interest expenses incurred by the Fund in connection with its investment activities, (v) fees and expenses incurred in connection with a credit facility, if any, obtained by the Fund, (vi) taxes, (vii) certain insurance costs, (viii) transactional costs, including legal costs and brokerage fees and commissions, associated with the acquisition and disposition of the Fund’s Portfolio Investments and other investments, (ix) non routine expenses or costs incurred by the Fund, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations and (x) other expenditures which are capitalized in accordance with generally accepted accounting principles. In addition, the Adviser may receive from the Fund the difference between the Fund Operating Expenses (not including excluded expenses) and the contractual expense limit to recoup all or a portion of its prior fee waivers or expense reimbursements made during the rolling three-year period preceding the date of the recoupment if at any point Fund Operating Expenses (not including excluded expenses) are below the contractual expense limit (i) at the time of the fee waiver and/or expense reimbursement and (ii) at the time of the recoupment. The Investment Advisory Agreement will continue in effect from year to year for successive one-year terms after the Initial Term End Date unless terminated by the Board or the Adviser. The agreement may be terminated: (i) by the Board, for any reason at any time; or (ii) by the Adviser, upon ninety (90) days’ prior written notice to the Fund. If the agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term. If the Investment Advisory Agreement is terminated by the Adviser, the effective date of such termination will be the last day of the current term. The Advisor did not waive any fees for the six months ended March 31, 2024.

Employees of PINE Advisors, LLC (“PINE”) serve as the Fund’s Chief Compliance Officer and Chief Financial Officer. PINE receives an annual base fee for the services provided to the Fund. PINE is reimbursed for certain out-of-pocket expenses by the Fund. Service fees paid by the Fund for the six months ended March 31, 2024 are disclosed in the Statement of Operations as Chief Compliance Officer and Chief Financial Officer Fees.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

5.	PURCHASE, EXCHANGE AND REPURCHASE OF SHARES

The Fund has adopted a policy to provide a limited degree of liquidity to Shareholders by conducting one repurchase offer in the third calendar quarter of each year at the net asset value (“NAV”) per Share, of not less than 5% nor more than 25% of the Fund’s outstanding Shares, on the repurchase request deadline. In the repurchase offer, the Fund will offer to repurchase Shares at their NAV as determined by the Board (the “Repurchase Pricing Date”). Each repurchase offer will be for not less than 5% nor more than 25% of the Fund’s Shares outstanding, but if the amount of Shares tendered for repurchase exceeds the amount the Fund intended to repurchase, the Fund will generally repurchase less than the full number of Shares tendered. In such event, Shareholders will have their Shares repurchased on a pro rata basis, and tendering Shareholders will not have all of their tendered Shares repurchased by the Fund. Shareholders tendering shares for repurchase will be asked to give written notice of their intent to do so by the date specified in the notice describing the terms of the applicable repurchase offer. While not offered by the Fund, Shareholders may also have the opportunity for liquidity through participation in the Nasdaq Fund Secondaries Auction Process.

In addition to this minimum repurchase offer, the Fund may, in the sole discretion of the Fund’s Board, make additional written tender offers of its outstanding Shares pursuant to Rule 13e -4 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), at such times and in such amounts as the Board may determine, with such repurchases typically to occur on March 15, June 15, and December 15 of each year.

During the six months ended March 31, 2024, the Fund had Repurchase Offers as follows:

				Net Asset		Percentage of
				Value as of		Outstanding
	Commencement	Repurchase Request	Repurchase Pricing	Repurchase	Amount	Shares
	Date	Deadline	Date	Offer Date	Repurchased	Repurchased
Repurchase Offer #1	November 24, 2023	December 27, 2023	December 27, 2023	$15.65	$528,578	0.82%
Repurchase Offer #2	February 23, 2024	March 28, 2024	March 28, 2024	$15.85	$1,808,313	2.68%

Upon obtaining requisite Board approval, which the Fund expects to seek 24-36 months after it commenced operations, the Fund may make its shares available for secondary transfers on a periodic basis through an auction conducted via Nasdaq Fund Secondaries, LLC and its registered broker dealer and alternative trading system subsidiary, NFSTX, LLC (collectively, “Nasdaq Fund Secondaries”). As of March 31, 2024, the Fund has not requested Board approval to commence the Nasdaq Fund Secondaries auction process and has not accepted purchases of shares through Nasdaq Fund Secondaries.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

The identified cost of investments for federal income tax purposes, and its respective unrealized appreciation and depreciation on March 31, 2024, were as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
Tax Cost	Appreciation	Depreciation	Appreciation
$64,398,475	$3,137,561	$(907,506)	$2,230,055

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid was as follows:

Fiscal Year Ended
September 30, 2023
Ordinary Income	$320,669
Long-Term Capital Gain	—
Return of Capital	272,884
$593,553

There were no distributions for the fiscal year ended September 30, 2022.

As of September 30, 2023, the components of accumulated earnings on a tax basis were as follows:

Undistributed	Undistributed	Post October Loss	Capital Loss	Other	Unrealized	Total
Ordinary	Long-Term	and	Carry	Book/Tax	Appreciation/	Distributable Earnings/
Income	Gains	Late Year Loss	Forwards	Differences	(Depreciation)	(Accumulated Deficit)
$—	$—	$—	$—	$(10,019)	$1,157,633	$1,147,614

The difference between book basis and tax basis accumulated net investment income/loss and unrealized appreciation from investments is primarily attributable to the tax adjustments for the Fund’s wholly-owned subsidiary.

For the year ended September 30, 2023, the following reclassifications for non-deductible expenses, which had no impact on results of operations or net assets, were recorded to reflect tax character.

Paid
In	Distributable
Capital	Earnings
$(1,826)	$1,826

8.	RISKS

An investment in the Fund is speculative and involves substantial risks, including the risk of loss of a Shareholder’s entire investment. No guarantee or representation is made that the Fund will achieve its investment objective, and investment results may vary substantially from year to year. Additional risks of investing in the Fund are set forth below.

Certain risk factors below discuss the risks of investing in the Investment Funds.

Competition – The business of investing in private markets opportunities is highly competitive, uncertain, and successfully sourcing investments can be problematic given the high level of investor demand some investment opportunities receive. There are no assurances that the Fund will be able to invest fully its assets or that suitable investment opportunities will be available.

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

Credit Risk – There is a risk that debt issuers will not make payments, resulting in losses to the Fund, and default perceptions could reduce the value and liquidity of securities and may cause the Fund to incur expenses in seeking recovery of principal or interest on its portfolio holdings. Lower-quality bonds, known as “high yield” or “junk” bonds, present a significant risk for loss of principal and interest and involve an increased risk that the bond’s issuer, obligor or guarantor may not be able to make its payments of interest and principal.

Distressed, Special Situations and Venture Investments – Investments in distressed companies and new ventures are subject to greater risk of loss than investments in companies with more stable operations or financial condition.

Equity Securities Risk – When the Fund invests in equity securities, the Fund’s investments in those securities are subject to price fluctuations based on a number of reasons of issuer-specific and broader economic or international considerations. They may also decline due to factors which affect a particular industry or industries. In addition, equity securities prices may be particularly sensitive to rising interest rates, as the cost of capital rises and borrowing costs increase. The prices of common equity securities are also sensitive to the market risks described above. Common equity securities in which the Fund may invest are structurally subordinated to other instruments in a company’s capital structure in terms of priority to corporate income and are therefore inherently riskier than preferred stock or debt instruments of such issuers. In addition, dividends on common equity securities which the Fund may hold are not fixed and there is no guarantee that the issuers of the common equity securities in which the Fund invests will declare dividends in the future or that, if declared, they will remain at current levels or increase over time.

Multiple Levels of Expense – Shareholders will pay the fees and expenses of the Fund and will bear the fees, expenses and carried interest (if any) of the Investment Funds in which the Fund invests.

Private Markets Investment Funds – The managers of the Investment Funds in which the Fund may invest may have relatively short track records and may rely on a limited number of key personnel. The portfolio companies in which the Investment Funds may invest also have no, or relatively short, operating histories, may face substantial competitive pressures from larger companies, and may also rely on a limited number of key personnel. The Fund will not necessarily have the opportunity to evaluate the information that an Investment Fund uses in making investment decisions.

Real Estate Securities Risks – The Fund may invest in publicly-traded and non-traded real estate investment trusts (“REITs”) or Investment Funds that hold real estate as well as invest in real estate directly through entities owned or controlled directly or indirectly by the Fund, including one or more entities that qualify as a REIT for federal income tax purposes such (a “REIT Subsidiary”). As a result, its portfolio may be significantly impacted by the performance of the real estate market and may experience more volatility and be exposed to greater risk than a more diversified portfolio. The value of companies investing in real estate is affected by, among other things: (i) changes in general economic and market conditions; (ii) changes in the value of real estate properties; (iii) risks related to local economic conditions, overbuilding and increased competition; (iv) increases in property taxes and operating expenses; (v) changes in zoning laws; (vi) casualty and condemnation losses; (vii) variations in rental income, neighborhood values or the appeal of property to tenants; (viii) the availability of financing; and (ix) changes in interest rates and leverage.

REIT Risk – REIT share prices may decline because of adverse developments affecting the real estate industry and real property values. In general, real estate values can be affected by a variety of factors, including supply and demand for properties, the economic health of the country or of different regions, and the strength of specific industries that rent properties. Qualification as a REIT under the Code in any particular year is a complex analysis that depends on a number of factors. There can be no assurance that the entities in which the Fund invests with the expectation that they will be taxed as a REIT will qualify as a REIT. An entity that fails to qualify as a REIT would be subject to a corporate level tax, would not be entitled to a deduction for dividends paid to its shareholders and would not pass through to its shareholders the character of income earned by the entity.

Restricted and Illiquid Investments Risk – The Fund’s investments are also subject to liquidity risk, possibly preventing the Fund from selling such illiquid securities at an advantageous time or price, or possibly requiring the Fund to dispose of other investments at unfavorable times or prices to satisfy its obligations. The Adviser may be

AOG Institutional Fund
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2024

unable to sell restricted and other illiquid securities at the most opportune times or at prices approximating the value at which they purchased such securities.

9.	PURCHASES AND SALES

For the six months ended March 31, 2024, the cost of purchases and proceeds from the sale of securities, other than long-term U.S. Government and short-term securities, amounted to $24,668,115 and $13,614,569, respectively, for the six months ended March 31, 2024. There were no purchases or sales of long-term U.S. Government securities during the six months ended March 31, 2024.

10.	CAPITAL SHARE TRANSACTIONS

For the six months ended March 31, 2024, capital share transactions were as follows:

	Shares	Dollars
Shares issued	228,774	$3,566,036
Shares reinvested	225	3,453
Shares redeemed	(147,866)	(2,336,922)
Net Capital Share Transactions	81,133	$1,232,567

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

NOTICE OF PRIVACY POLICY AND PRACTICES

FACTS	WHAT DOES THE AOG INSTITUTIONAL FUND (THE “FUND”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
	● Social Security number ● Assets ● Checking Account Information	● Purchase History ● Account Balances ● Account Transactions
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Fund chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does the Fund?	Can you limit this sharing?
For our everyday business purposes- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes – to offer our products and services to you	No	We don’t share
For joint marketing with other financial companies	No	We don’t share
For our affiliates’ everyday business purposes- information about your transactions and experiences	No	We don’t share
For our affiliates’ everyday business purposes – Information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share

Questions?	Call us at 877-600-3573

Who are we	Page 2
Who is providing this notice?	AOG Institutional Fund

What we do
How does the Fund protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does the Fund collect my personal information?

We collect your personal information, for example, when detail is disclosed via an application, in conversation, or regarding your transactions which may include, but is not limited to

●     Name, phone number, social security number, assets, income, and date of birth; and

●     Account number, balance, payments, parties to transactions, or cost basis information

We also collect your personal information from other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness

●     affiliates from using your information to market to you

●     sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● The Fund does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● The Fund does not jointly market.

Investment Adviser
AOG Wealth Management
11911 Freedom Drive, Suite 730
Reston, VA 20190

Administrator
Ultimus Fund Solutions, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022

How to Obtain Proxy Voting Information

Information regarding how the Fund votes proxies relating to portfolio securities for the 12 month period ended June 30th as well as a description of the policies and procedures that the Fund used to determine how to vote proxies is available without charge, upon request, by calling 1-866-618-3456 or by referring to the Securities and Exchange Commission’s (the “SEC”) website at http://www.sec.gov.

How to Obtain 1st and 3rd Fiscal Quarter Portfolio Holdings

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

AOG SAR24

(b)       Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.

ITEM 2. CODE OF ETHICS. Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT. Not applicable for semiannual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES. Not applicable for semiannual reports.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS. Not applicable for semiannual reports.

ITEM 6. SCHEDULE OF INVESTMENTS. Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semiannual reports.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

(a)	Not applicable for semiannual reports.
(b)	Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

None.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11. CONTROLS AND PROCEDURES.

(a)	The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act, are effective, as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a)	Not applicable.
(b)	Not applicable.

ITEM 13. EXHIBITS

(1)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(2)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

/s/ Frederick Baerenz

By Frederick Baerenz Principal Executive Officer
Date: 6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Frederick Baerenz

By Frederick Baerenz Principal Executive Officer
Date: 6/7/2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the date indicated.

/s/ Peter Sattelmair

By Peter Sattelmair Principal Financial Officer
Date: 6/7/2024